Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31, 2013	December 31, 2012

Trade accounts payable	$42,872	$37,956
Accrued payroll	7,937	8,539
Accrued interest	893	961
Income taxes payable	709	876
Other payables	2,381	177

	$54,792	$48,509